Earnings per share (EPS)	12 Months Ended
Dec. 31, 2021
Earnings per share ("EPS")
Earnings per share ("EPS")

Note 19 – Earnings per share (“EPS”)

	2021			2020
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$733.7	191.1	$3.84	$326.2	190.3	$1.71
Effect of dilutive securities	—	0.4	(0.01)	—	0.4	—
Diluted earnings per share	$733.7	191.5	$3.83	$326.2	190.7	$1.71

For the year ended December 31, 2021, a weighted average of 4,700 stock options (2020 –3,534 stock options) was excluded in the computation of diluted EPS due to being anti-dilutive. Further, for the year ended December 31, 2021, a weighted average of 61,594 stock options (2020 – 6,034 stock options) was excluded due to the strike price exceeding the average share price during the year. RSUs totaling 66,794 (2020 - 66,996 RSUs) were excluded from the computation of diluted EPS due to the performance criteria for the vesting of the RSUs not being measurable as at December 31, 2021.